S000068768 [Member] Average Annual Total Returns		12 Months Ended	60 Months Ended	67 Months Ended
		Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
ICE BofA US Broad Market Index (Returns do not reflect deductions for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		7.15%	(0.42%)	0.04%
ICE 0-3 Month US Treasury Securities Index (Spliced) (Returns do not reflect deductions for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[1]	3.41%	2.54%	2.27%
iShares 0-3 Month Treasury Bond ETF
Prospectus [Line Items]
Average Annual Return, Percent		4.24%	3.23%	2.89%
Performance Inception Date				May 26, 2020
iShares 0-3 Month Treasury Bond ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		2.51%	1.93%	1.73%
iShares 0-3 Month Treasury Bond ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		2.49%	1.91%	1.71%

[1]	The ICE 0-3 Month US Treasury Securities Index (Spliced) reflects the standard pricing variant of the ICE 0-3 Month US Treasury Securities Index through February 28, 2021; the 4 PM pricing variant of the ICE 0-3 Month US Treasury Securities Index from March 1, 2021 through November 30, 2023; and the standard pricing variant of the ICE 0-3 Month US Treasury Securities Index, which now utilizes pricing as of 4 PM, thereafter, which reflect the times when each index was the Underlying Index of the Fund.